Short-term borrowings and long-term debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Debt Instrument [Line Items]
Unused short-term lines of credit	¥ 1,712,315
Assets pledged as collateral mainly for certain debt obligations of subsidiaries	658,675
Other assets pledged as collateral mainly for certain debt obligations of subsidiaries	2,052,752
Unused long-term lines of credit	6,728,922
Debt interest expense	¥ 415,094	¥ 352,691	¥ 377,310
Currency, U.S. Dollar
Debt Instrument [Line Items]
Percentage of debt	48.00%
Currency, Japanese Yen
Debt Instrument [Line Items]
Percentage of debt	11.00%
Euro Member Countries, Euro
Debt Instrument [Line Items]
Percentage of debt	10.00%
Currency, Australian Dollar
Debt Instrument [Line Items]
Percentage of debt	9.00%
Canada, Dollars
Debt Instrument [Line Items]
Percentage of debt	6.00%
Other Foreign Currency Denominated Debt
Debt Instrument [Line Items]
Percentage of debt	16.00%
Commercial Paper
Debt Instrument [Line Items]
Unused short-term lines of credit	¥ 245,797